Accounts receivable and prepaid expenses (Details Narrative) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Tuligtic Project [Member]
IfrsStatementLineItems [Line Items]
Value added tax receivables	$ 14,033	$ 53,883